Investments - Schedule of Investments Accounted for Under Equity Method (Parenthetical) (Detail) - CNY (¥)		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2019
Payment for Equity Method Investment [Line Items]
Equity investments without readily determinable fair values	[1]	¥ 226,918,000			¥ 175,694,000
Douyu [Member]
Payment for Equity Method Investment [Line Items]
Equity investments without readily determinable fair values		247,913,526			¥ 192,731,785
Douyu [Member] | Wuhan Shayu Network Technology Co., Ltd [Member] | Chief Executive Officer [Member]
Payment for Equity Method Investment [Line Items]
Fair value of equity method investments		¥ 43,617,750
Wuhan Shayu Network Technology Co., Ltd [Member] | Douyu [Member]
Payment for Equity Method Investment [Line Items]
Percentage of equity method investment acquired		8.309%		8.50%
Payment for equity method investment				¥ 10,000,000
Wuhan Shayu Network Technology Co., Ltd [Member] | Douyu [Member] | Chief Executive Officer [Member]
Payment for Equity Method Investment [Line Items]
Percentage of equity method investment acquired		19.125%
Payment for equity method investment		¥ 24,850,000
Contribution from shareholder in connection with equity method investment		¥ 18,767,750
Wuhan Shayu Network Technology Co., Ltd [Member] | Douyu [Member] | Total Ownership Interest [Member]
Payment for Equity Method Investment [Line Items]
Percentage of equity method investment acquired		35.084%
Chengdu Shuangsi Culture Broadcasting Co., Ltd. ("Shuangsi") [Member] | Douyu [Member]
Payment for Equity Method Investment [Line Items]
Percentage of equity method investment acquired		100.00%
Payment for equity method investment		¥ 80,000,000
Fair value of equity method investments		54,391,900
Gain loss on disposal of equity method investments		23,525,694
Four Talent Agencies [Member] | Douyu [Member]
Payment for Equity Method Investment [Line Items]
Payment for equity method investment			¥ 3,600,000
Equity investments without readily determinable fair values		¥ 4,077,376

[1]	During the six months ended June 30, 2020, the Company acquired equity interests of two privately-held entities with a total consideration of RMB49,065.